Segment information (Tables)	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Summary of Information on Reportable Segments

Information on reportable segments for the year ended March 31, 2023 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	261,270	₹	278,374	₹	256,845	₹	106,812	₹	903,301	₹	6,047	₹	-	₹	909,348
Segment result		51,555		59,690		37,667		10,681		159,593		(176)		(1,442)		157,975
Unallocated										(18,369)		-		-		(18,369)
Segment result total									₹	141,224	₹	(176)	₹	(1,442)	₹	139,606
Finance expense																(10,077)
Finance and other income																18,185
Share of net profit/(loss) of associate accounted for using the equity method																(57)
Profit before tax															₹	147,657
Income tax expense																(33,992)
Profit for the year															₹	113,665
Depreciation, amortization and impairment															₹	33,402

Information on reportable segments for the year ended March 31, 2024 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	268,230	₹	269,482	₹	253,927	₹	102,177	₹	893,816	₹	4,127	₹	-	₹	897,943
Segment result		59,364		59,163		33,354		12,619		164,500		(371)		(7,726)		156,403
Unallocated										(20,304)		-		-		(20,304)
Segment result total									₹	144,196	₹	(371)	₹	(7,726)	₹	136,099
Finance expense																(12,552)
Finance and other income																23,896
Share of net profit/(loss) of associate and joint venture accounted for using the equity method																(233)
Profit before tax															₹	147,210
Income tax expense																(36,089)
Profit for the year															₹	111,121
Depreciation, amortization and impairment															₹	34,071

Information on reportable segments for the year ended March 31, 2025 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	281,824	₹	271,972	₹	240,077	₹	94,351	₹	888,224	₹	2,692	₹	-	₹	890,916
Segment result		58,186		61,326		29,434		12,850		161,796		(173)		(195)		161,428
Unallocated										(10,157)		-		-		(10,157)
Segment result total									₹	151,639	₹	(173)	₹	(195)	₹	151,271
Finance expense																(14,770)
Finance and other income																38,202
Share of net profit/(loss) of associate and joint venture accounted for using the equity method																254
Profit before tax															₹	174,957
Income tax expense																(42,777)
Profit for the year															₹	132,180
Depreciation, amortization and impairment															₹	29,579

Disclosure of Contribution of Revenue More than 10% from Geographical Areas

Revenues from the United States of America and United Kingdom contributed more than 10% of Company’s total revenues as per table below:

	Year ended March 31,
	2023		2024		2025
United States of America	₹	506,690	₹	512,740	₹	529,943
United Kingdom		113,023		108,613		95,241
	₹	619,713	₹	621,353	₹	625,184

Disclosure of Unallocated Operating Segments

Accordingly, “Unallocated” within IT Services segment results is after recognition of the below:

	Year ended March 31,
	2023		2024		2025
Amortization and impairment expenses on intangible assets (Refer to Note 6)	₹	9,954	₹	11,756	₹	7,909
Change in fair value of contingent consideration (Refer to Note 19)		(1,671)		(1,300)		(169)